Short- and Long-Term Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Short- and Long-Term Lease Liabilities
Schedule of right-of-use assets and lease liabilities

	Year ended
	December 31,
	2024		2025
Lease liabilitie
Right-of-Use Vehicles under Lease Agreements	Ps.	22,496	Ps.	31,558
Right-of-Use Assets under Lease Agreements		—		1,363,423
Current		22,496		1,394,981

Non-Current
Right-of-Use Assets under Lease Agreements	Ps.	—	Ps.	6,720,103

Depreciation	Ps.	2,583	Ps.	7,146

Interest Expense (Included in Finance Cost)	Ps.	2,759	Ps.	39,031